SCHEDULE OF INVESTMENTS

Delaware Ivy Small Cap Core Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Interactive Media & Services – 1.7%
TripAdvisor, Inc.(A)	320	$12,894

Total Communication Services - 1.7%		12,894
Consumer Discretionary
Apparel Retail – 2.1%
American Eagle Outfitters, Inc.	211	7,927
Boot Barn Holdings, Inc.(A)	99	8,327
		16,254
Auto Parts & Equipment – 3.3%
Dana Holding Corp.	294	6,990
Visteon Corp.(A)	152	18,368
		25,358
Automotive Retail – 2.1%
Murphy USA, Inc.	123	16,355

Education Services – 1.7%
2U, Inc.(A)(B)	304	12,682

Footwear – 4.3%
Skechers USA, Inc.(A)	661	32,922

Homebuilding – 2.5%
TopBuild Corp.(A)	97	19,244

Internet & Direct Marketing Retail – 1.7%
Groupon, Inc.(A)	123	5,329
Shutterstock, Inc.	82	8,086
		13,415
Leisure Products – 1.2%
Latham Group, Inc.(A)(B)	285	9,109

Restaurants – 1.6%
Brinker International, Inc.(A)	201	12,424

Total Consumer Discretionary - 20.5%		157,763
Consumer Staples
Packaged Foods & Meats – 0.5%
Utz Brands, Inc.(A)	174	3,781
Personal Products – 0.7%
BellRing Brands, Inc., Class A(A)	173	5,408

Total Consumer Staples - 1.2%		9,189
Energy
Oil & Gas Equipment & Services – 0.7%
Liberty Oilfield Services, Inc., Class A(A)	398	5,636

Oil & Gas Exploration & Production – 3.0%
Chesapeake Energy Corp.(B)	154	8,004
Cimarex Energy Co.	205	14,852
		22,856
Oil & Gas Refining & Marketing – 1.0%
Green Plains, Inc.(A)	221	7,416

Total Energy - 4.7%		35,908

Financials
Investment Banking & Brokerage – 2.6%
LPL Investment Holdings, Inc.	147	19,777

Regional Banks – 9.8%
BankUnited, Inc.	427	18,231
First Horizon Corp.	245	4,238
Pinnacle Financial Partners, Inc.	304	26,868
United Community Banks, Inc.	294	9,419
Webster Financial Corp.	323	17,246
		76,002
Thrifts & Mortgage Finance – 2.3%
Essent Group Ltd.	397	17,843

Total Financials - 14.7%		113,622
Health Care
Biotechnology – 3.4%
Halozyme Therapeutics, Inc.(A)	404	18,355
Vericel Corp.(A)(B)	153	8,052
		26,407
Health Care Equipment – 2.7%
Cryoport, Inc.(A)	118	7,437
Envista Holdings Corp.(A)	302	13,046
		20,483
Health Care Facilities – 2.5%
Encompass Health Corp.	249	19,459

Health Care Supplies – 3.1%
SI-BONE, Inc.(A)	343	10,779
Sientra, Inc.(A)	1,683	13,397
		24,176
Health Care Technology – 2.7%
Tabula Rasa HealthCare, Inc.(A)(B)	418	20,900
Life Sciences Tools & Services – 0.7%
Maravai LifeSciences Holdings, Inc., Class A(A)	132	5,509
Managed Health Care – 0.6%
HealthEquity, Inc.(A)	55	4,462
Pharmaceuticals – 1.2%
Pacira Pharmaceuticals, Inc.(A)	151	9,186

Total Health Care - 16.9%		130,582
Industrials
Agricultural & Farm Machinery – 0.9%
AGCO Corp.	51	6,619

Construction & Engineering – 2.3%
Valmont Industries, Inc.	76	17,909

Electrical Components & Equipment – 2.5%
Regal-Beloit Corp.	144	19,187

Environmental & Facilities Services – 1.0%
Clean Harbors, Inc.(A)	79	7,402

Industrial Machinery – 1.7%
Kornit Digital Ltd.(A)	107	13,350

Marine – 1.4%
Kirby Corp.(A)	177	10,712

Research & Consulting Services – 2.0%
ICF International, Inc.	175	15,397

Trading Companies & Distributors – 5.6%
Beacon Roofing Supply, Inc.(A)	387	20,602
Triton International Ltd.	440	23,035
		43,637
Trucking – 2.6%
Knight Transportation, Inc.	333	15,154
Yellow Corp.(A)	705	4,588
		19,742

Total Industrials - 20.0%		153,955
Information Technology
Application Software – 1.6%
Q2 Holdings, Inc.(A)	117	11,954

Data Processing & Outsourced Services – 2.2%
EVERTEC, Inc.	384	16,757

Electronic Components – 0.9%
Knowles Corp.(A)	361	7,134

Internet Services & Infrastructure – 1.6%
Switch, Inc., Class A	602	12,709

Semiconductor Equipment – 1.0%
Brooks Automation, Inc.	80	7,643

Semiconductors – 1.2%
Allegro MicroSystems, Inc.(A)	320	8,869

Systems Software – 2.8%
Varonis Systems, Inc.(A)	381	21,952

Total Information Technology - 11.3%		87,018
Materials
Commodity Chemicals – 2.3%
Cabot Corp.	310	17,676

Diversified Chemicals – 1.2%
Huntsman Corp.	352	9,326

Specialty Chemicals – 2.8%
Element Solutions, Inc.	928	21,686

Total Materials - 6.3%		48,688
Real Estate
Specialized REITs – 1.1%
National Storage Affiliates Trust(A)	176	8,886

Total Real Estate - 1.1%		8,886

TOTAL COMMON STOCKS – 98.4%		$758,505
(Cost: $570,428)

SHORT-TERM SECURITIES
Money Market Funds(D) - 5.7%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(C)	29,481	29,481
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	14,636	14,636
		44,117

TOTAL SHORT-TERM SECURITIES – 5.7%		$44,117
(Cost: $44,117)

TOTAL INVESTMENT SECURITIES – 104.1%		$802,622
(Cost: $614,545)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (4.1)%		(31,287)

NET ASSETS – 100.0%		$771,335

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) All or a portion of securities with an aggregate value of $34,409 are on loan.

(C) Investment made with cash collateral received from securities on loan.

(D) Rate shown is the annualized 7-day yield at June 30, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$758,505	$—	$—
Short-Term Securities	44,117	—	—

Total	$802,622	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$614,545

Gross unrealized appreciation	190,391

Gross unrealized depreciation	(2,314)

Net unrealized appreciation	$188,077